Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS
17	INTANGIBLE ASSETS

The movement in intangible assets and the related accumulated amortization as of December 31, 2019, 2020 and 2021 is as follows:

				Contractual	Software and	Costs of	Land
		Trade-	Concession	relations	development	development	use	Other
	Goodwill	marks	rights	with clients	costs	of wells	rights	assets	Total
At January 1, 2019
Cost	170,346	106,185	885,915	100,337	22,565	464,847	13,288	55,131	1,818,614
Accumulated amortization and impairment	(77,058)	(45,386)	(401,833)	(74,371)	(18,573)	(325,626)	-	(7,717)	(950,564)
Net cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

Net initial cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050
Additions	-	-	26,645	-	5,016	102,022	-	5,212	138,895
Capitalization of interest expenses	-	-	2,725	-	-	-	-	802	3,527
Transfers from assets under construction	-	-	-	-	672	-	-	(672)	-
Derecognition - net	(930)	(8,358)	-	(11,665)	(2,015)	-	-	(2,996)	(25,964)
Amortization	-	-	(50,102)	(3,682)	(7,529)	(43,552)	-	(2,634)	(107,499)
Impairment loss	(33,089)	-	(3,213)	-	-	-	(2,468)	-	(38,770)
Impairment reversal	-	20,676	-	-	-	-	-	-	20,676
Translations adjustments	(1,902)	(2,422)	(16,187)	(10,118)	21,251	(3,717)	-	8,407	(4,688)
Net final cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
At December 31, 2019
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)
Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

				Contractual	Software and	Costs of	Land
		Trade-	Concession	relations	development	development	use	Other
	Goodwill	marks	rights	with clients	costs	of wells	rights	assets	Total
At January 1, 2020
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)
Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

Net initial cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
Additions	-	-	4,412	-	1,526	37,994	-	6,473	50,405
Capitalization of interest expenses	-	-	-	-	-	-	-	1,105	1,105
Transfers from assets under construction	-	-	-	-	(64)	(25)	-	-	(89)
Derecognition - net	-	-	-	-	(492)	-	-	-	(492)
Amortization	-	-	(52,408)	-	(6,037)	(36,942)	-	(3,234)	(98,621)
Translations adjustments	1,579	7,810	-	22	201	-	-	-	9,612
Reclassifications	-	(84)	(24,157)	-	74	-	-	10	(24,157)
Net final cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990
At December 31, 2020
Cost	95,466	81,562	690,545	77,542	63,871	596,499	13,288	120,645	1,739,418
Accumulated amortization and impairment	(36,520)	(3,141)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(947,428)
Net cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

F-90

				Contractual	Software and	Costs of	Land
		Trade-	Concession	relations	development	development	use	Other
	Goodwill	marks	rights	with clients	costs	of wells	rights	assets	Total
At January 1, 2021
Cost	95,466	81,562	690,545	77,542	63,871	596,499	13,288	120,645	1,739,418
Accumulated amortization and impairment	(36,520)	(3,141)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(947,428)
Net cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

Net initial cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990
Additions	-	-	6,185	-	10,312	45,518	-	5,726	67,741
Capitalization of interest expenses	-	-	-	-	-	-	-	609	609
Derecognition - net	-	-	(862)	-	(1,825)	(2)	-	-	(2,689)
Amortization	-	-	(54,304)	-	(7,269)	(40,501)	-	(4,438)	(106,512)
Subsidiary deconsolidation	-	-	-	-	(751)	-	-	-	(751)
Translations adjustments	(1,866)	(4,984)	-	(26)	(121)	-	-	-	(6,997)
Net final cost	57,080	73,437	322,816	497	16,941	200,016	10,820	61,784	743,391
At December 31, 2021
Cost	93,600	76,578	694,809	74,155	45,239	328,907	13,288	126,980	1,453,556
Accumulated amortization and impairment	(36,520)	(3,141)	(371,993)	(73,658)	(28,298)	(128,891)	(2,468)	(65,196)	(710,165)
Net cost	57,080	73,437	322,816	497	16,941	200,016	10,820	61,784	743,391

a)	Goodwill

Management reviews the results of its businesses on the basis of the type of economic activity carried on. As of December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2019	2020	2021
Engineering and construction	36,632	38,211	36,345
Electromechanical	20,735	20,735	20,735
	57,367	58,946	57,080

As a result of management’s annual impairment tests on goodwill, the recoverable number of cash-generating units was determined on the basis of the greater their value in use and fair value less disposal costs. The value in use was determined on the basis of expected future cash flows generated by the evaluation of CGUs.

As a result of these evaluations in 2020 and 2021, no impairment was identified. In 2019, an impairment was identified in Morelco S.A.S. for S/33 million. Through the subsidiary Cumbra Peru S.A., the loss due to deterioration in Morelco was generated by the decrease in expected flows as a result of the reduction in the contracting of new projects during the year (“Backlog”).

The main assumptions used by the Corporation to determine fair value less disposal costs and value in use are as follows:

	Engineering
	and	Electro-
	construction	mechanical
	%	%
2019
Gross margin	12.43%	8.86%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	11.40%

2020
Gross margin	12.50%	9.36%
Terminal growth rate	3.00%	2.00%
Discount rate	11.06%	11.77%

2021
Gross margin	11.10%	9.04%
Terminal growth rate	3.30%	-
Discount rate	11.97%	13.28%

These assumptions have been used for the analysis of each CGUs for a period of 5 years.

Management determines budgeted gross margins based on past results and market development expectations. Average growth rates are consistent with those prevailing in the industry. The discount rates used are pre-tax or post-tax, as applicable, and reflect the specific risks associated with the CGUs evaluated.

b)	Trademarks

As of December 31, 2021, this item includes the brands acquired in the business combination processes with Vial y Vives S.A.C. for S/47.4 million (S/51 million as of December 31, 2020), Morelco S.A.S. for S/26.1 million (S/27.4 million as of December 31, 2020). Management determined that the brands from Vial y Vives and Morelco have indefinite useful lives; consequently, annual impairment tests are performed on these intangible assets as explained in paragraph a) above.

As a result of these evaluations in 2020 and 2021, no impairment was identified. In 2019, the Vial y Vives - DSD the brand impairment was reversed for S/20.7 million (equivalent to CLP4,782 million). Management considered that the market value of the brand has increased due to the increase of projects in execution and projects and award process.

The main assumptions used by the Corporation to determine fair value less cost of sales are as follows:

	Engineering
	and construction
	Morelco	Vial y Vives - DSD
	%	%
2019
Average revenue growth rate	5.70%	19.58%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	14.12%

2020
Average revenue growth rate	7.60%	5.00%
Terminal growth rate	3.00%	2.10%
Discount rate	11.06%	13.16%

2021
Average revenue growth rate	23.16%	5.00%
Terminal growth rate	3.30%	3.00%
Discount rate	11.97%	17.60%

c)	Concessions

As of December 31, mainly include intangibles of Red Vial 5 S.A. and is made up of:

	2020	2021

EPC Contract	54,506	46,719
Construction of the second tranch of the “Ancon-Huacho-Pativilca” highway	3,406	2,919
Road improvement	12,922	11,795
Implementation for road safety	9,034	10,179
Work capitalization of second roadway	280,326	240,279
Disbursements for land adquisition	4,510	4,883
Other intangible assets contracted for the delivery process	5,026	5,118
Total Red Vial 5 S.A.	369,730	321,892
Other concessions	2,067	924
	371,797	322,816

In 2020, S/21.8 million of Concesionaria Via Expresa Sur S.A. were reclassified to other accounts receivable (Note 13-e).

d)	Cost of well’s development

Through one of its subsidiaries, Unna Energia S.A., the Corporation operates and extracts oil from two fields (Lot I and Lot V) located in the province of Talara, in northern Peru. Both fields are operated under long-term service contracts in which the Corporation provides hydrocarbon extraction services to Perupetro. The expiration date of these contracts are December 2021 and October 2023 for Lot I and Lot V, respectively.

On December 10, 2014, the Peruvian State granted the subsidiary Unna Energia S.A. the right to exploit for 30 years the oil lots III and IV (owned by the Peruvian State - Perupetro) located in the Talara basin, Piura. The investment committed is estimated at US$400 million and corresponds to the drilling of 230 wells in Lot III and 330 wells in Lot IV. The drilling began in April 2015 in both lots.

As part of the Corporation’s obligations under the infrastructure, it is necessary to incur certain costs to prepare the wells located in Lots I, III, IV and V. These costs are capitalized as part of the intangible assets with a value of S/49.2 million during 2021 (S/41 million in 2020 and S/108 million in 2019), which includes the capitalization of the provision for dismantling wells and instalations in Lots III and IV, which during 2021, an amount of S/7.8 million (in 2020 there was no significant movement at Lots I, III, IV and V).

The lots are amortized on the basis of the useful lives of the wells (determined on the remaining terms for lots I and V and units produced for lots III and IV), until the term of contract with Perupetro.

e)	Amortization of intangible assets

Amortization of intangibles is broken down in the consolidated income statement as follows:

	2019	2020	2021
Cost of sales and services (Note 26)	99,589	93,135	101,578
Administrative expenses (Note 26)	5,689	4,138	3,642
(+) Amortization discontinued operations	2,221	1,348	1,292
	107,499	98,621	106,512